Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 3,115,456	$ 4,031,757	$ 3,980,872
Service
Disaggregation of Revenue [Line Items]
Revenue	2,639,558	3,100,868	3,195,930
Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	1,743,916	1,930,761	2,007,261
Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	297,418	567,849	601,536
Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	598,224	602,258	587,133
Product
Disaggregation of Revenue [Line Items]
Revenue	475,898	930,889	784,942
Lottery products
Disaggregation of Revenue [Line Items]
Revenue	121,346	109,884	126,889
Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	205,289	581,017	454,884
Gaming other
Disaggregation of Revenue [Line Items]
Revenue	149,263	239,988	203,169
Global Lottery
Disaggregation of Revenue [Line Items]
Revenue	2,163,998	2,292,845	2,361,690
Global Lottery | Service
Disaggregation of Revenue [Line Items]
Revenue	2,042,652	2,182,961	2,234,801
Global Lottery | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	1,743,916	1,930,761	2,007,261
Global Lottery | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	298,736	252,200	227,540
Global Lottery | Product
Disaggregation of Revenue [Line Items]
Revenue	121,346	109,884	126,889
Global Lottery | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	121,346	109,884	126,889
Global Lottery | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Gaming other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming
Disaggregation of Revenue [Line Items]
Revenue	951,458	1,738,912	1,619,182
Global Gaming | Service
Disaggregation of Revenue [Line Items]
Revenue	596,906	917,907	961,129
Global Gaming | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	297,418	567,849	601,536
Global Gaming | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	299,488	350,058	359,593
Global Gaming | Product
Disaggregation of Revenue [Line Items]
Revenue	354,552	821,005	658,053
Global Gaming | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	205,289	581,017	454,884
Global Gaming | Gaming other
Disaggregation of Revenue [Line Items]
Revenue	$ 149,263	$ 239,988	$ 203,169